Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Schedule of cash flow, supplemental disclosures
Supplemental disclosures to the statements of cash flows are presented below:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	Ten Months Ended December 31, 2017	Two Months Ended February 28, 2017	Year Ended December 31, 2016
	(in thousands)
Supplemental Disclosures of Significant Non-Cash Investing Activities:
Increase in accrued liabilities related to purchases of property and equipment	$2,483	$2,249	$2,266
Supplemental Disclosures of Cash Payments:
Interest, net of amounts capitalized	$14,276	$8,057	$57,759
Income taxes	$1,994	$—	$347
Reorganization items, net	$1,732	$11,838	$19,116
The following table provides a reconciliation of Cash, cash equivalents and restricted cash as reported in the Consolidated Statements of Cash Flows to the line items within the Consolidated Balance Sheets:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	Ten Months Ended December 31, 2017	Two Months Ended February 28, 2017	Year Ended December 31, 2016
		(in thousands)
Beginning of Period
Cash and cash equivalents	$32,049	$30,483	$1,023
Restricted cash	52,860	197,793	250,359
Restricted cash in other noncurrent assets	125	128	128
Cash, cash equivalents and restricted cash	$85,034	$228,404	$251,510
Ending of Period
Cash and cash equivalents	$33,905	$32,049	$30,483
Restricted cash	34,833	52,860	197,793
Restricted cash in other noncurrent assets	—	125	128
Cash, cash equivalents and restricted cash	$68,738	$85,034	$228,404
Supplemental disclosures to the statements of cash flows are presented below:

	Berry Corp.		Berry LLC
	(Successor)		(Predecessor)
	Nine Months Ended	Seven Months Ended	Two Months Ended
	September 30, 2018	September 30, 2017	February 28, 2017
	(in thousands)
Supplemental Disclosures of Significant Non-Cash Investing Activities:
(Decrease) increase in accrued liabilities related to purchases of property and equipment	$8,832	$1,008	$2,249
Supplemental Disclosures of Cash Payments/(Receipts):
Interest	$19,199	$9,987	$8,057
Income taxes	$—	$1,994	$—
Reorganization items, net	$1,007	$(375)	$11,838
The following table provides a reconciliation of Cash, Cash Equivalents and Restricted Cash as reported in the Consolidated Statements of Cash Flows to the line items within the Consolidated Balance Sheets:

	Berry Corp. (Successor)		Berry LLC (Predecessor)
	Nine months ended	Seven Months Ended	Two Months Ended
	September 30, 2018	September 30, 2017	February 28, 2017
	(in thousands)
Beginning of Period
Cash and cash equivalents	$33,905	$32,049	$30,483
Restricted cash	34,833	52,860	197,793
Restricted cash in other noncurrent assets	—	125	128
Cash, cash equivalents and restricted cash	$68,738	$85,034	$228,404

Ending of Period
Cash and cash equivalents	$23,856	$2,927	$32,049
Restricted cash	57	35,000	52,860
Restricted cash in other noncurrent assets	—	—	125
Cash, cash equivalents and restricted cash	$23,913	$37,927	$85,034